Fair value of financial assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Level 1
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	R$ 0	R$ 0	R$ 0
Investments Held-to-Maturity (note 6)	0	7,251,246	6,942,173
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	0	0	0
Loans and advances to customers (note 9)	0	0	0
Loans and receivables - Debt instruments (note 6)	0	0	0
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	9,766,162
Total	9,766,162	7,251,246	6,942,173
Level 2
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	15,269,809	33,914,021	46,341,971
Investments Held-to-Maturity (note 6)	0	3,335,871	3,613,264
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	79,607,197	65,209,902	65,711,001
Loans and advances to customers (note 9)	0	0	0
Loans and receivables - Debt instruments (note 6)	0	17,127,511	16,003,885
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	29,161,194
Total	124,038,200	119,587,305	72,530,121
Level 3
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	0	0	0
Investments Held-to-Maturity (note 6)	0	0	0
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	0	0	0
Loans and advances to customers (note 9)	303,495,240	275,647,324	253,860,027
Loans and receivables - Debt instruments (note 6)	0	0	0
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	0
Total	303,495,240	275,647,324	253,860,027
Carrying Amount
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	15,228,491	33,831,521	46,371,814
Investments Held-to-Maturity (note 6)	0	10,214,454	10,048,761
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	79,607,001	65,209,902	65,711,001
Loans and advances to customers (note 9)	301,702,207	272,420,157	252,002,774
Loans and receivables - Debt instruments (note 6)	0	17,616,515	16,283,259
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	36,799,509
Total	433,337,208	399,292,549	390,417,609
Fair Value
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 4)	15,269,809	33,914,021	46,341,971
Investments Held-to-Maturity (note 6)	0	10,587,117	10,555,437
Financial Assets Measured At Amortized Cost / Loans and receivables:
Loans and amounts due from credit institutions (note 5)	79,607,197	65,209,902	65,711,001
Loans and advances to customers (note 9)	303,495,240	275,647,324	253,860,027
Loans and receivables - Debt instruments (note 6)	0	17,127,511	16,003,885
Financial Assets Measured At Amortized Cost - Debt instruments (note 6)	38,927,356
Total	R$ 437,299,602	R$ 402,485,875	R$ 392,472,321